Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Property, Plant and Equipment

NOTE 11 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

Depreciation and amortization expense totaled $565.1 million, $559.0 million and $551.7 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, (Gain) loss on asset disposals and exchanges, net included charges of $9.9 million, $10.7 million and $16.2 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.